As filed with the U.S. Securities and Exchange Commission on May 2, 2011
1940 Act Registration No. 811-22118
1933 Act File No. 333-145984

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 21	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 22	☑
(Check appropriate box or boxes)
DREMAN CONTRARIAN FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46204
(Address of Principal Executive Offices) (Zip Code)
(800) 247-1014
(Registrant’s Telephone Number, Including Area Code)
Deborah Wells, Secretary
c/o Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46204
(Name and Address of Agent for Service of Process)
Please send copies of all communications to:
Yvonne I. Pytlik, Chief Compliance Officer
Dreman Value Management, L.L.C.
Harborside Financial Center
Plaza 10, Suite 800
Jersey City, NJ 07311-4037
Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b).

☐	on (date) pursuant to paragraph (b).

☐	60 days after filing pursuant to paragraph (a)(1).

☐	on (date) pursuant to paragraph (a)(1).

☐	75 days after filing pursuant to paragraph (a)(2).

☐	on (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
EXHIBIT INDEX
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of Indianapolis and the State of Indiana on the 2nd day of May, 2011.

DREMAN CONTRARIAN FUNDS

By:	/s/ R. Jeffrey Young
Name:	R. Jeffrey Young
Title:	President
     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ R. Jeffrey Young	Chief Executive Officer and President	May 2, 2011
R. Jeffrey Young

* Brian R. Bruce	Trustee	May 2, 2011
Brian R. Bruce

* Dr. Robert B. Grossman	Trustee	May 2, 2011
Dr. Robert B. Grossman

* Robert A. Miller	Trustee	May 2, 2011
Robert A. Miller

/s/ Robert Silva	Treasurer and Chief Financial Officer	May 2, 2011
Robert Silva

/s/ John C. Swhear * By: John C. Swhear,		May 2, 2011
Attorney-in-fact pursuant to Powers
of Attorney

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EXHIBIT INDEX

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase

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Huntington Asset Services, Inc.
2960 N. Meridian St., Suite 300
Indianapolis, IN 46208
May 2, 2011
EDGAR CORRESPONDENCE
Securities & Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC 20549
Re: Dreman Contrarian Funds (“Registrant”), SEC File No. 811-22118
Ladies and Gentlemen:
On behalf of the Registrant, attached herewith for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A (“PEA No. 21”). The purpose of PEA No. 21 is to submit various exhibits in XBRL format. These exhibits relate to information contained in Post-Effective Amendment No. 20 to the Trust’s Registration Statement, which was filed on April 11, 2011.
If you have any questions or would like further information, please contact me at (317) 917-7029.
Sincerely,
/s/ Carol J. Highsmith
Carol J. Highsmith
Vice President